UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor ®
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

1.804870.108

HIM-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Alabama - 0.1%
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	$ 1,000,000	$ 1,168,050
Arizona - 2.5%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,176,870
5.25% 10/1/20 (FSA Insured)	1,600,000	1,904,128
5.25% 10/1/21 (FSA Insured)	850,000	1,012,189
5.25% 10/1/26 (FSA Insured)	500,000	583,205
5.25% 10/1/28 (FSA Insured)	1,600,000	1,828,160
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,552,402
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,403,544
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,076,420
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,621,053
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,546,111
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	770,812
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,076,090
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (d)	2,000,000	2,082,080
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,620,000	1,958,240
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,181,280
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity)	3,750,000	3,698,925
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,105,350
5.25% 12/1/22	1,500,000	1,647,945
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	226,316
		29,451,120
California - 17.9%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,843,472
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AL, 5% 12/1/19 (b)	$ 2,500,000	$ 3,131,150
Series AI, 5% 12/1/16	3,400,000	4,052,596
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000,000	6,184,250
California Econ. Recovery Series A, 5% 7/1/18	1,400,000	1,715,224
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,122
5% 11/1/24	2,400,000	2,754,120
5% 6/1/27 (AMBAC Insured)	600,000	647,136
5% 9/1/27	1,410,000	1,566,059
5% 3/1/31	1,800,000	1,951,128
5% 9/1/31	1,500,000	1,642,665
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	888,999
5% 9/1/32	1,600,000	1,745,680
5% 9/1/33	1,800,000	1,956,636
5% 9/1/35	580,000	622,125
5.125% 11/1/24	600,000	635,466
5.25% 2/1/16	345,000	362,619
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	655,000	687,711
5.25% 2/1/24	1,000,000	1,048,500
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	510,805
5.25% 2/1/28	1,200,000	1,250,460
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	2,000,000	2,050,500
5.25% 12/1/33	20,000	20,994
5.25% 4/1/35	2,200,000	2,513,192
5.25% 3/1/38	3,900,000	4,259,541
5.25% 11/1/40	700,000	797,244
5.5% 8/1/27	2,100,000	2,455,068
5.5% 8/1/29	2,800,000	3,211,208
5.5% 8/1/30	2,000,000	2,294,900
5.5% 11/1/33	5,400,000	5,662,440
5.5% 3/1/40	1,000,000	1,150,750
5.6% 3/1/36	400,000	465,888
6% 3/1/33	4,250,000	5,237,955
6% 4/1/38	5,300,000	6,274,352
6% 11/1/39	11,700,000	13,977,976
6.5% 4/1/33	3,850,000	4,837,795
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	$ 750,000	$ 818,618
Series 2009 E, 5.625% 7/1/25	2,000,000	2,325,440
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,101,773
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	33,425
6.5% 10/1/38	1,375,000	1,685,434
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,200,000	1,377,120
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	3,062,450
Bonds (Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	1,055,000	1,133,629
Series 2009 F, 5%, tender 7/1/14 (c)	1,000,000	1,074,530
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	1,000,000	1,030,720
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,090,600
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,816,464
5% 11/1/21	1,760,000	1,970,355
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,066,130
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,100,660
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	2,024,479
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,530,115
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,767,553
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	3,994,025
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	3,190,000	3,698,327
Series 2005 H, 5% 6/1/18	1,425,000	1,550,543
Series 2009 G1, 5.75% 10/1/30	600,000	688,920
Series 2009 I:
6.125% 11/1/29	400,000	486,056
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 I:
6.375% 11/1/34	$ 1,000,000	$ 1,217,510
Series 2010 A, 5.75% 3/1/30	1,000,000	1,148,600
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,979,972
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,122,570
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,334,125
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,388,170
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	679,763
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	400,836
5.75% 1/15/40	600,000	600,474
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	5,272,261
5% 6/1/45	1,000,000	1,023,740
5% 6/1/45 (FSA Insured)	105,000	108,229
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,165,590
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,691,590
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	336,459
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,652,822
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,400,040
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,072,500
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,137,330
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	1,000,000	1,022,320
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,081,280
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	$ 2,500,000	$ 2,946,275
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,136,418
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	392,690
Series B, 0% 8/1/39	3,700,000	962,740
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	1,995,000	1,932,138
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,618,682
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	400,000	482,280
6.5% 8/1/27	1,000,000	1,238,350
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,048,860
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,514,072
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	1,221,624
Series 2008 E:
0% 7/1/47 (a)	1,300,000	476,658
0% 7/1/49	3,500,000	531,895
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,316,128
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	1,900,000	309,852
Series A, 5% 8/1/38	1,000,000	1,114,890
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	773,410
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	437,152
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,996,717
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	773,800
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	663,142
5.5% 5/15/20 (AMBAC Insured)	740,000	748,873
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,470,000	$ 2,798,979
Series 2009 O:
5.25% 5/15/39	500,000	572,190
5.75% 5/15/30	5,985,000	7,224,673
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,157,600
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,204,126
Series A, 5% 7/1/15	1,025,000	1,117,609
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	795,193
Series 2012, 5% 8/1/26	2,000,000	2,296,640
		210,503,929
Colorado - 1.5%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100)	1,810,000	1,926,890
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,037,388
0% 7/15/22 (Escrowed to Maturity)	2,800,000	2,247,784
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	894,108
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,143,780
(Volunteers of America Care Proj.) Series A, 5% 7/1/14	570,000	583,213
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,600,000	4,696,830
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity)	1,200,000	1,132,200
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,104,075
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.: - continued
Series 2010 A, 0% 9/1/41	$ 2,000,000	$ 399,120
Series 2010 C, 5.25% 9/1/25	1,000,000	1,098,560
		17,263,948
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,437,160
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,362,965
		5,800,125
District Of Columbia - 1.5%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,167,849
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,825,440
Series B, 4.75% 6/1/32	500,000	540,315
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	7,320,704
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	966,620
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,940,814
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,798,800
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	791,987
		17,352,529
Florida - 7.1%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,091,150
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,155,350
Series 2012 A, 5% 7/1/24	4,400,000	5,104,484
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,728,585
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/16 (FSA Insured)	1,500,000	1,682,070
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.: - continued
Series 2010 A1:
5% 6/1/17 (FSA Insured)	$ 1,000,000	$ 1,141,340
Series 2011 A1, 5% 6/1/20	1,000,000	1,150,610
Series 2012 A1, 5% 6/1/21	1,500,000	1,724,820
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,500,000	2,928,150
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	613,806
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	2,405,000	2,970,079
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Seires 2011 E, 5% 6/1/27	1,200,000	1,441,548
Series 2006 D, 5% 6/1/37	1,790,000	1,999,466
Series 2006 E, 5% 6/1/35	700,000	805,742
Series A, 5.5% 6/1/38	400,000	481,184
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,085,430
Florida Gen. Oblig.:
Series 2011 B, 5% 7/1/23	1,800,000	2,238,732
Series 2012 A, 5% 7/1/25	1,600,000	1,960,704
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	597,235
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	800,000	830,392
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	710,000	769,051
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/30	505,000	539,436
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	79,925
Series 2006 G:
5% 11/15/16	95,000	109,854
5% 11/15/16 (Escrowed to Maturity)	5,000	5,892
5.125% 11/15/18	965,000	1,104,829
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35,000	41,426
Series 2008 B, 6% 11/15/37	2,000,000	2,384,060
Series B:
5% 11/15/14	875,000	954,223
5% 11/15/14 (Escrowed to Maturity)	125,000	137,634
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	$ 1,015,000	$ 1,055,468
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,463,587
5% 7/1/19	2,230,000	2,477,374
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	900,000	943,389
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,430,590
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	535,000	681,317
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,057,580
Series 2009 B, 5% 10/1/18	4,790,000	5,117,971
Series Three 2010 D, 5% 10/1/38	1,600,000	1,808,160
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,176,890
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,157,699
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,694,685
Series 2010 A1, 5.5% 10/1/30	1,000,000	1,163,220
Series 2010 B, 5% 10/1/35 (FSA Insured)	2,300,000	2,542,972
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	2,000,000	2,182,580
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,267,220
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	5,101,160
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,308,425
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,000,000	1,114,830
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	1,100,000	1,262,646
Series 2012 A, 5% 10/1/24 (b)	700,000	897,771
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	559,075
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,577,912
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	$ 1,400,000	$ 1,711,290
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,534,490
		84,145,508
Georgia - 2.2%
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	1,000,000	1,019,690
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	3,000,000	3,757,170
6.25% 11/1/39	3,500,000	4,266,080
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,368,872
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	901,912
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,475,856
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,027,418
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,845,325
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,812,689
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,823,132
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	1,894,015
		26,192,159
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,250,000	1,424,325
Idaho - 0.3%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,733,559
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,433,316
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	400,000	483,108
		3,649,983
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 12.0%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,300,000	$ 1,219,114
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	875,080
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	5,779,366
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	3,954,209
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,693,733
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	15,022
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,134,590
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,405,000	1,492,180
Series 2011 C, 6.5% 1/1/41	2,300,000	2,829,046
Series A, 5.5% 1/1/16 (AMBAC Insured) (d)	250,000	250,915
Chicago Park District Gen. Oblig. Series 2010 C, 5.25% 1/1/37	1,300,000	1,476,644
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	1,400,000	1,553,608
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,154,660
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,198,350
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,112,936
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	323,745
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,178,230
Series 2010 A, 5.25% 11/15/33	3,250,000	3,655,730
DuPage County Cmnty. High School District #108, Lake Park:
5.6% 1/1/17 (Pre-Refunded to 1/1/13 @ 100)	610,000	623,505
5.6% 1/1/17 (Pre-Refunded to 1/1/13 @ 100)	2,580,000	2,637,121
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	290,496
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,150,000	$ 1,271,245
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,763,392
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,209,930
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,334,700
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,413,906
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,300,000	1,390,701
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,702,703
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	2,043,469
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,693,208
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	5,000,000	5,725,250
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	3,104,865
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,817,445
Series 2009 D, 6.625% 11/1/39	1,445,000	1,750,805
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,151,680
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	2,900,000	3,123,706
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,221,715
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,309,420
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,100,000	1,284,195
Series 2008 A, 5.625% 1/1/37	3,180,000	3,390,834
Series 2009:
6.875% 8/15/38	80,000	95,930
7% 8/15/44	285,000	341,989
Series 2010 A:
5.5% 8/15/24	510,000	574,510
5.75% 8/15/29	350,000	393,855
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2010, 5.25% 8/15/36	$ 1,080,000	$ 1,162,166
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,120,760
Series 2006:
5% 1/1/19	1,000,000	1,142,770
5.5% 1/1/31	1,000,000	1,211,700
Series 2010, 5% 1/1/23 (FSA Insured)	1,300,000	1,435,213
Series 2012:
5% 3/1/23	1,000,000	1,133,330
5% 3/1/36	1,000,000	1,093,040
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,165,360
5.25% 5/15/32 (FSA Insured)	360,000	389,765
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,040,740
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	600,000	600,858
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	2,700,000	3,025,620
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	700,000	779,135
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,614,220
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	895,140
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,397,660
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	226,822
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	694,995
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,353,136
Lake County Forest Preservation District Series 2007 A, 0.663% 12/15/13 (c)	860,000	860,525
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,915,283
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 662,860
Series 2010 B1, 0% 6/15/44 (FSA Insured)	3,900,000	778,752
Series 2012 B:
0% 12/15/51	2,900,000	388,803
5% 6/15/52	3,500,000	3,821,650
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,077,631
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,140,000	794,740
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,907,241
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	310,570
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	2,605,499
Series 2010 B1:
0% 6/15/43 (FSA Insured)	4,810,000	1,016,353
0% 6/15/45 (FSA Insured)	2,600,000	491,998
0% 6/15/16 (Escrowed to Maturity)	795,000	772,024
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,880,000	1,723,528
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,102,140
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,159,690
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,577,419
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,281,360
Series 2009 A, 5.75% 4/1/38	2,940,000	3,335,459
Series 2010 A:
5% 4/1/25	1,000,000	1,149,220
5.25% 4/1/30	1,000,000	1,143,370
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	540,000	531,122
0% 11/1/14 (FSA Insured)	460,000	447,414
0% 11/1/16 (Escrowed to Maturity)	275,000	264,605
0% 11/1/16 (FSA Insured)	825,000	766,838
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/19 (Escrowed to Maturity)	$ 790,000	$ 702,350
0% 11/1/19 (FSA Insured)	5,085,000	4,202,091
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	973,660
		140,804,358
Indiana - 2.0%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	2,046,614
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,761,271
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,105,010
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,225,760
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	2,000,000	2,242,240
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	1,400,000	1,408,498
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	905,360
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,108,900
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,133,120
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,113,925
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	759,594
5% 7/1/35	500,000	560,990
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	$ 2,695,000	$ 3,182,606
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	783,839
		23,337,727
Iowa - 0.1%
Coralville Urban Renewal Rev. Series C, 5.125% 6/1/39	70,000	70,247
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,356,948
		1,427,195
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,221,860
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	375,552
5.25% 11/15/16	955,000	1,071,586
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,129,710
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	300,000	330,780
5% 11/15/17	500,000	574,025
		5,703,513
Kentucky - 1.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,496,110
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,112,820
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,076,950
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,876,625
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	$ 6,150,000	$ 7,880,241
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,317,386
		18,760,132
Louisiana - 0.9%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,833,765
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,747,712
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,084,380
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,768,574
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,790
Series 2012, 5% 12/1/23 (b)	2,250,000	2,629,598
0% 9/1/15 (AMBAC Insured)	700,000	641,221
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	245,000	251,118
		11,023,158
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,260,787
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (Pre-Refunded to 7/1/14 @ 100)	1,000,000	1,093,450
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,440,751
		3,794,988
Maryland - 0.7%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	579,015
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	450,000	490,514
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	$ 1,000,000	$ 1,134,930
Series 2010, 5.125% 7/1/39	900,000	991,386
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	695,000	794,600
6% 1/1/38	2,800,000	3,064,236
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,076,250
		8,130,931
Massachusetts - 1.7%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,574,664
Series I, 6.75% 1/1/36	1,000,000	1,186,090
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24	2,200,000	2,628,318
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	1,064,080
5.125% 7/1/38	1,000,000	1,058,130
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	1,000,000	1,033,390
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	5,000,000	5,687,850
5% 8/15/30	4,500,000	4,952,655
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	703,986
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,039
		19,899,202
Michigan - 2.2%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,811,304
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,279,531
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,263,970
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,800,000	$ 2,821,616
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,706,987
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	2,024,406
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,215,910
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,521,778
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,772,200
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,000,000	1,097,130
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	500,000	591,515
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,233,969
Michigan Fin. Auth. Rev. Series 2012 B, 5% 7/1/22	700,000	805,672
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	1,000,000	1,130,790
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	3,057,225
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	777,282
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,090,070
		26,201,355
Minnesota - 1.4%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,689,449
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	3,865,000	3,957,296
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/14 (d)	1,000,000	1,061,580
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,201,560
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,297,945
Rochester Hsg. & Healthcare Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,134,617
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	$ 1,400,000	$ 1,454,194
Series 2003 11, 5.25% 12/1/18	1,000,000	1,064,710
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,171,100
Series 2009, 5.75% 7/1/39	1,600,000	1,796,288
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,077,250
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	200,000	232,652
		17,138,641
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	884,706
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	2,049,354
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.813% 12/1/17 (c)	1,100,000	947,760
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,484,184
		2,431,944
Nevada - 0.7%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (d)	1,000,000	1,027,640
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,209,510
5.625% 7/1/32	3,000,000	3,594,150
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,016,640
5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,016,640
		7,864,580
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	1,992,330
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - continued
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	$ 1,000,000	$ 1,158,670
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	1,000,000	1,097,230
New Hampshire Tpk. Sys. Rev.:
Series 2012 B, 5% 2/1/20 (b)	700,000	834,092
5% 4/1/20	1,325,000	1,613,373
		6,695,695
New Jersey - 1.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	700,000	818,503
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,115,650
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,108,690
5.25% 3/1/23	2,000,000	2,174,600
5.25% 3/1/25	1,500,000	1,631,340
5.25% 3/1/26	915,000	992,702
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,170,970
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,878,272
Series 2012, 5% 6/15/21	800,000	921,040
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,140,320
New Jersey Trans. Trust Fund Auth. Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	494,128
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,062,080
		14,508,295
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,365,140
Municipal Bonds - continued
	Principal Amount	Value
New York - 11.7%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	$ 1,500,000	$ 1,562,010
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,600,000	1,752,192
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	600,000	657,072
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	2,700,000	3,166,533
Series A:
5% 2/15/47	2,000,000	2,111,840
5% 2/15/47	1,200,000	1,267,104
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	2,300,000	2,576,276
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	1,000,000	1,074,400
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100)	880,000	918,403
Series 2005 G, 5% 8/1/15	1,000,000	1,131,660
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,789,875
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,384,560
Series 2009 I-1, 5.625% 4/1/29	600,000	739,626
Series 2012 A, 5% 8/1/24	1,300,000	1,583,725
Series 2012 E, 5% 8/1/24	5,000,000	6,121,650
Series 2012 G1:
5% 4/1/25	2,500,000	3,059,850
5% 4/1/27	3,500,000	4,230,065
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	652,578
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 E, 5% 6/15/34	1,600,000	1,661,040
Series 2005 D:
5% 6/15/37	400,000	438,304
5% 6/15/38	1,300,000	1,421,810
5% 6/15/39	500,000	545,230
Series 2009 A, 5.75% 6/15/40	2,300,000	2,763,841
Series 2009 CC, 5% 6/15/34	2,100,000	2,361,576
Series 2009 EE, 5.25% 6/15/40	2,100,000	2,400,972
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,476,310
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2011 EE, 5.375% 6/15/43	$ 4,000,000	$ 4,698,160
Series 2012 AA, 5% 6/15/44	1,800,000	2,040,912
Series 2012 CC, 5% 6/15/45	1,400,000	1,596,434
Series 2012 EE, 5.25% 6/15/30	5,100,000	6,239,493
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,163,090
Series 2009 S3:
5.25% 1/15/34	4,000,000	4,539,240
5.25% 1/15/39	1,000,000	1,117,370
Series 2009 S4:
5.5% 1/15/39	850,000	983,476
5.75% 1/15/39	1,600,000	1,874,672
Series S1, 5% 7/15/25	1,900,000	2,317,981
New York City Transitional Fin. Auth. Rev.:
Series 2004 B, 5% 8/1/32	1,300,000	1,337,557
Series 2004 C, 5% 2/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,044,860
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,687,808
Series 2008 B, 5.75% 3/15/36	3,400,000	4,053,922
Series 2009 A, 5% 2/15/34	1,100,000	1,279,927
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	410,000	417,671
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,086,080
Series 2007 B, 5.25% 7/1/24	200,000	225,266
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,008,320
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,598,300
Series 2009 B, 5% 11/15/34	1,200,000	1,348,404
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,333,884
Series 2008 A, 5.25% 11/15/36	3,700,000	4,033,888
Series 2008 C, 6.5% 11/15/28	1,000,000	1,286,940
Series 2010 D, 5.25% 11/15/40	1,400,000	1,587,698
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2012 D, 5% 11/15/25 (b)	$ 4,600,000	$ 5,480,486
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured) (b)	1,500,000	1,647,330
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,779,952
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,786,620
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,254,561
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,040,210
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,454,070
Series 2003 B, 5.5% 6/1/18	305,000	306,247
Series 2003B 1C:
5.5% 6/1/19	1,600,000	1,668,720
5.5% 6/1/21	5,000,000	5,214,350
5.5% 6/1/22	1,500,000	1,563,915
Series 2011:
5% 6/1/17	2,300,000	2,726,558
5% 6/1/17	2,200,000	2,608,012
		137,280,886
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	500,000	501,760
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,400,000	1,473,556
		1,975,316
Non State Specific - 0.2%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	2,034,375
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,028,580
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (d)	1,000,000	1,187,260
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,291,281
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	$ 625,000	$ 679,200
5% 11/1/30 (FSA Insured)	1,200,000	1,299,420
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,100,000	2,371,992
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18 (Pre-Refunded to 2/1/14 @ 100)	1,000,000	1,069,870
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,150,630
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,762,224
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,111,520
Series 2010 B, 5% 1/1/20	1,300,000	1,568,359
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,507,458
		16,027,794
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	818,153
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,516,936
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,328,568
		4,663,657
Ohio - 0.7%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	861,320
5% 6/1/17	925,000	1,000,619
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,073,580
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,495,032
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	457,120
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	$ 1,500,000	$ 1,694,190
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,553,846
		8,135,707
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,899,603
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,154,320
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,378,695
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,736,910
		8,169,528
Oregon - 0.5%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,239,480
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	611,430
5.75% 8/1/26	1,000,000	1,219,690
5.75% 8/1/28	500,000	607,000
5.75% 8/1/29	500,000	605,425
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,261,540
		5,544,565
Pennsylvania - 1.8%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	977,585
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,236,576
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,372,950
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,595,000	1,610,184
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	315,000	385,503
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	385,000	486,132
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	$ 400,000	$ 498,900
Monroeville Fin. Auth. Upmc Rev. Series 2012, 5% 2/15/27	800,000	936,776
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2012 A, 5% 6/1/24	600,000	696,468
Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,190,708
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,623,855
Series 2009 D, 5.5% 12/1/41	2,400,000	2,696,208
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	512,765
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	153,590
Ninth Series, 5.25% 8/1/40	800,000	850,952
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	689,364
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	212,790
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,906,800
		21,038,106
Puerto Rico - 0.7%
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	2,500,000	2,534,600
Series 2006 C, 5.25% 1/1/15 (d)	1,000,000	1,059,350
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	600,000	660,522
5.75%, tender 7/1/17 (c)	1,100,000	1,223,343
Series N, 5.5% 7/1/22	1,100,000	1,192,246
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	580,692
Series 2009 A, 6% 8/1/42	1,400,000	1,587,614
		8,838,367
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	$ 1,000,000	$ 1,083,500
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	1,515,000	1,549,800
		2,633,300
South Carolina - 2.1%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	3,809,175
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,113,910
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,188,880
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,089,840
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B, 5% 12/1/20	2,500,000	3,105,150
Series 2012 C:
5% 12/1/14 (b)	2,000,000	2,177,780
5% 12/1/18 (b)	1,000,000	1,202,740
Series 2012 D, 5% 12/1/43	3,300,000	3,755,565
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,800,100
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,139,434
		24,382,574
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,048,130
5% 12/15/15	1,500,000	1,625,370
5% 12/15/16	1,500,000	1,616,145
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,120,040
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	2,018,929
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,878,240
		9,306,854
Municipal Bonds - continued
	Principal Amount	Value
Texas - 11.7%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	$ 1,200,000	$ 1,330,548
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,201,800
Austin Elec. Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,293,838
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,579,000
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	334,680
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	900,000	922,635
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,721,875
Series 2008A, 5.25% 2/1/23	2,240,000	2,680,138
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,190,880
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,103,478
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,362,970
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/43	3,785,000	4,221,524
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (d)	2,500,000	2,663,175
Series 2009 A, 5% 11/1/24	1,000,000	1,107,270
Series A:
5% 11/1/42	3,000,000	3,321,960
5.25% 11/1/12 (d)	1,000,000	1,011,910
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	374,304
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100)	1,280,000	1,300,250
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,688,680
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,482,276
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,027,560
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (c)(d)	1,500,000	1,529,415
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500,000	$ 2,332,300
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,828,640
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	750,450
5.25% 10/1/24	370,000	406,885
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100)	230,000	253,768
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,499,724
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,084,140
Houston Arpt. Sys. Rev. Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,439,963
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,655,035
0% 8/15/13	1,300,000	1,296,516
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	955,790
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,996,632
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	2,107,193
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	997,073
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	793,898
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,115,770
Lewisville Independent School District 0% 8/15/19	2,340,000	2,081,687
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,222,441
Longview Independent School District 5% 2/15/37	1,000,000	1,157,520
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	1,275,000	1,400,371
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	25,000	28,698
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	709,688
Series C, 5.25% 5/15/19 (Pre-Refunded to 5/15/13 @ 100)	1,000,000	1,039,420
Mansfield Independent School District 5.5% 2/15/17	25,000	25,105
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured) (Pre-Refunded to 8/15/12 @ 101)	$ 1,230,000	$ 1,244,477
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (Pre-Refunded to 1/1/13 @ 100)	1,000,000	1,019,670
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	1,000,000	1,149,440
Series 2008 A, 6% 1/1/24	2,000,000	2,371,080
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	1,153,944
Series 2009 A, 6.25% 1/1/39	1,800,000	2,069,748
Series 2011 A:
5.5% 9/1/41	500,000	599,115
6% 9/1/41	1,200,000	1,506,996
Series 2011 D, 5% 9/1/28	2,300,000	2,711,148
Northwest Texas Independent School District 5.5% 8/15/21	170,000	174,474
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	445,232
5.375% 8/15/37	2,000,000	2,300,980
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (d)	1,635,000	1,862,935
5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,867,549
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,164,990
Series 2012, 5.25% 2/1/25	800,000	1,046,888
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/23	5,000,000	6,286,250
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,569,606
San Marcos Consolidated Independent School District 5% 8/1/20 (Pre-Refunded to 8/1/14 @ 100)	1,525,000	1,667,740
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	400,000	456,272
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,611,435
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,304,523
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,390,017
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	$ 1,500,000	$ 1,612,410
Series 2006 A, 5% 4/1/29	500,000	580,690
Series 2008, 5% 4/1/25	800,000	948,544
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,057,969
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,708,740
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,465,632
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	1,400,000	1,681,736
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	2,175,000	2,178,306
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,166,800
5% 4/1/23	1,500,000	1,739,130
5% 4/1/26	800,000	918,192
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,892,752
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,943,329
5.5% 2/15/37	2,100,000	2,366,952
White Settlement Independent School District:
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	1,325,000	1,327,465
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	115,000	115,214
		138,307,243
Utah - 0.2%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,000,000	1,157,380
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,357,308
		2,514,688
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	830,000	833,727
Municipal Bonds - continued
	Principal Amount	Value
Vermont - continued
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.: - continued
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	$ 2,600,000	$ 2,864,654
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,080,760
		4,779,141
Virginia - 0.5%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	4,000,000	4,268,240
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	1,800,000	1,895,184
		6,163,424
Washington - 3.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	917,130
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/21	4,000,000	5,056,960
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,950,000	2,078,447
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,210,720
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,055,970
(Swr. Proj.) Series 2005, 5% 1/1/26 (Pre-Refunded to 1/1/15 @ 100)	1,000,000	1,110,520
5% 1/1/35	2,000,000	2,130,280
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	3,600,000	4,176,756
Series 2009, 5.25% 1/1/42	1,000,000	1,142,840
Series 2010, 5% 1/1/50	1,300,000	1,446,042
Spokane County School District #81 5.25% 12/1/18 (Pre-Refunded to 6/1/13 @ 100)	1,000,000	1,041,400
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,097,530
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,061,110
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,083,732
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig.: - continued
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,230,000	$ 2,056,774
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,602,910
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,131,360
Series 2010 A, 5% 8/15/18	2,295,000	2,657,610
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,000,000	1,117,660
Series 2012 A, 5% 10/1/24	3,300,000	3,852,222
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,614,704
5.7% 7/1/38	2,270,000	2,506,738
		44,149,415
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,105,290
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	500,000	539,510
5.75% 7/1/30	500,000	569,360
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,055,670
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	795,000	825,973
		2,990,513
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,937,507
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,055,471,302)	1,161,950,840
NET OTHER ASSETS (LIABILITIES) - 1.3%	15,645,387
NET ASSETS - 100%	$ 1,177,596,227
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $1,055,113,446. Net unrealized appreciation aggregated $106,837,394, of which $107,180,697 related to appreciated investment securities and $343,303 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 28, 2012